Deposits - Schedule of Composition of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
Demand noninterest-bearing	$ 74,493	$ 70,347
Interest checking and money market	228,933	211,066
Savings	41,512	43,336
Time deposits $100,000 and over	44,690	53,449
Other time deposits	64,080	79,414
Total	$ 453,708	$ 457,612
Demand noninterest-bearing, percentage	16.00%	15.00%
Interest checking and money market, percentage	51.00%	46.00%
Savings, percentage	9.00%	10.00%
Time deposits $100,000 and over, percentage	10.00%	12.00%
Other time deposits, percentage	14.00%	17.00%
Total, percentage	100.00%	100.00%